Employee Benefits - Summary of Sensitivity of the Retirement and Post-Employment Benefits to a Variation of the Discount Rate (Details) € in Thousands	Dec. 31, 2020 EUR (€)
Disclosure Of Information About Defined Benefit Plans [Abstract]
Changes in assumptions/discount rate	0.25%
Impact/present value of the undertaking	€ (42)
Changes in assumptions/discount rate	(0.25%)
Impact/present value of the undertaking	€ 45